TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Trade receivables, net of impairment losses	$ 12,620	$ 13,290
Prepayments	1,932	1,945
Contract assets	739	739
Value added tax	43	0
Finance lease receivable	86	142
Grant receivable	333	0
Total and other receivables	$ 15,753	$ 16,116